Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		0 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Mar. 22, 2013 CEO	Nov. 30, 2013 CEO	Nov. 30, 2012 CEO	May 31, 2013 CFO	Nov. 30, 2013 CFO	Nov. 30, 2012 CFO
Company expense related party agreement	$ 0	$ 25,830
Officer's Salary			120,000	30,000	0	58,000	20,225	0
Benefits			1,100			500
Salary Increase							$ 80,000
Common stock shares for services	1,000,000